Share Based Compensation - Summary of Assumptions Used to Value Option Grants Fair Value of Stock Options (Detail)	12 Months Ended
Mar. 31, 2020 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	10 years
Expected volatility	39.93%
Exercise multiple	2.2
Expected dividend yield	0.00%
Risk-free interest rate	1.67%
Fair value of the underlying shares on the date of option grants (US$)	$ 0.1
Fair value of share option (US$)	$ 0.09
Staff
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected forfeiture rate (post vesting)	3.00%
Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected forfeiture rate (post vesting)	0.00%